Long-Term Debt - Long-Term Debt Denominated by Currencies (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Total	$ 2,133	$ 2,953
U.S. dollar
Debt Instrument [Line Items]
Total	1,056	1,798
Euro
Debt Instrument [Line Items]
Total	$ 1,077	$ 1,155